Property, plant and equipment - Assets acquired under finance leases (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	$ 21,863	$ 23,703
Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	6,293	7,351
Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	15,570	16,352
Cost
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	54,935	61,492
Cost | Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	14,578	15,309
Cost | Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	40,357	46,183
Accumulated depreciation
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	33,072	37,789
Accumulated depreciation | Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	8,285	7,958
Accumulated depreciation | Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	$ 24,787	$ 29,831